Quarterly Results of Operations	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Years Ended December 31,
(in thousands, except per share data)
2013	First	Second	Third	Fourth
Total Revenues	$2,601,102	$2,590,642	$2,389,815	$2,736,794
Total benefits and expenses	2,322,275	2,665,400	2,188,120	2,507,304
Income before income taxes	278,827	(74,758)	201,695	229,490
Net Income	185,535	(49,612)	137,955	144,959
Earnings Per Share:
Basic earnings per share	$2.51	$(0.69)	$1.95	$2.05
Diluted earnings per share	2.49	(0.69)	1.93	2.03
Dividends declared per share	$0.24	$0.24	$0.30	$0.30
Market price of common stock
Quarter end	$59.67	$69.11	$66.99	$77.41
Common stock price, high	61.86	69.28	73.32	77.55
Common stock price, low	54.33	57.14	63.95	66.99
Total outstanding common shares - end of period	73,301	70,968	70,543	70,768
2012	First	Second	Third	Fourth
Total Revenues	$2,292,975	$2,375,753	$2,449,081	$2,723,102
Total benefits and expenses	2,112,212	2,159,861	2,247,602	2,402,013
Income before income taxes	180,763	215,892	201,479	321,089
Net Income	123,318	141,111	144,475	222,989
Earnings Per Share:
Basic earnings per share	$1.68	$1.91	$1.96	$3.02
Diluted earnings per share	1.67	1.91	1.95	3.00
Dividends declared per share	$0.18	$0.18	$0.24	$0.24
Market price of common stock
Quarter end	$59.47	$53.21	$57.87	$53.52
Common stock price, high	59.97	59.87	60.69	60.20
Common stock price, low	51.19	48.80	52.75	48.36
Total outstanding common shares—end of period	73,712	73,722	73,852	73,927

Reinsurance Group of America, Incorporated common stock is traded on the New York Stock Exchange (NYSE) under the symbol “RGA”. There were 70,615 stockholders of record of RGA’s common stock on January 31, 2014.